Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Undiscovered Managers Funds
Entity Central Index Key	0001047712
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000126248 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R6 Shares
Trading Symbol	UBVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R6 Shares returned 17.45% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R6 Shares)	April 30, 2013	17.45%	8.52%	10.64%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class R6 Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177425 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R5 Shares
Trading Symbol	UBVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R5 Shares returned 17.34% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R5 Shares)	March 1, 2017	17.34%	8.42%	10.53%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class R5 Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177424 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R4 Shares
Trading Symbol	UBVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R4 Shares returned 17.16% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R4 Shares)	March 1, 2017	17.16%	8.25%	10.36%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class R4 Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000177423 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R3 Shares
Trading Symbol	UBVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	$141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R3 Shares returned 16.88% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R3 Shares)	March 1, 2017	16.88%	7.99%	10.09%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class R3 Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000126247 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class R2 Shares
Trading Symbol	UBVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	$168	1.55%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class R2 Shares returned 16.59% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class R2 Shares)	April 30, 2013	16.59%	7.71%	9.81%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class R2 Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000011783 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class L Shares
Trading Symbol	UBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class L Shares)	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class L Shares returned 17.34% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class L Shares)	December 28, 1998	17.34%	8.42%	10.53%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Dec. 28, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000126246 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class I Shares
Trading Symbol	UBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class I Shares)	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class I Shares returned 17.23% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class I Shares)	April 30, 2013	17.23%	8.31%	10.39%
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Apr. 30, 2013
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class I Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000011786 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class C Shares
Trading Symbol	UBVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class C Shares)	$188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class C Shares, without a sales charge, returned 16.37% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class C Shares)	June 4, 2004	15.37%	7.50%	9.68%
Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge		16.37	7.50	9.68
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class C Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000011784 [Member]
Shareholder Report [Line Items]
Fund Name	Undiscovered Managers Behavioral Value Fund
Class Name	Class A Shares
Trading Symbol	UBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Undiscovered Managers Behavioral Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Undiscovered Managers Behavioral Value Fund (Class A Shares)	$134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Undiscovered Managers Behavioral Value Fund's Class A Shares, without a sales charge, returned 16.95% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell 2000 Value Index returned 43.01% for the twelve months ended June 30, 2026.
  For the twelve months ended June 30, 2026, the Index increased substantially due to ownership of stocks exhibiting strong momentum, high volatility, and perceived benefits from the buildout of AI infrastructure. The Fund was unable to replicate this return largely due to its exposure to less volatile companies.
  The Fund’s security selection in the materials and health care sectors and average underweight in the information technology sector detracted from performance relative to the Index.
  The Fund’s average underweight to the consumer discretionary and financials sectors, average overweight to the materials sector, and security selection in the real estate sector contributed to performance relative to the Index.
  During the reporting period, the Fund’s largest sector overweights compared to the Index were in the materials and industrials sectors, while its largest sector underweights compared to the Index were in the information technology and energy sectors.
  The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc., looked for stocks that it believed were mispriced based on behavioral biases. The sub-adviser generally utilizes a three-pronged approach that includes: i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market over-reaction due to behavioral factors; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
Undiscovered Managers Behavioral Value Fund (Class A Shares)	June 4, 2004	10.81%	6.88%	9.53%
Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge		16.95	8.04	10.12
Russell 3000 Index		22.82	12.31	15.06
Russell 2000 Value Index		43.01	8.23	10.89

Performance Inception Date	Jun. 04, 2004
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 9,005,869,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,693,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$9,005,869
Total number of portfolio holdings	88
Portfolio turnover rate	31%
Total advisory fees paid (000's)	$65,693

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective June 12, 2026, Class A Shares of the Fund are no longer subject to a limited offering.
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Risks Change [Text Block]
The Fund added “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2025. This disclosure was added in light of a larger concentration of portfolio securities in this sector.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments